Significant Accounting Policies and Basis of Presentation - Schedule of Fair Value Measurement (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Fair Value Measurement [Line Items]
Investment - Equity Securities	$ 2,571,429
Level 1 [Member]
Schedule of Fair Value Measurement [Line Items]
Investment - Equity Securities
Level 2 [Member]
Schedule of Fair Value Measurement [Line Items]
Investment - Equity Securities
Level 3 [Member]
Schedule of Fair Value Measurement [Line Items]
Investment - Equity Securities	$ 2,571,429